Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 3,932	$ 2,645	$ 11,601	$ 7,982
Interest cost	6,635	6,590	20,130	19,528
Expected return on plan assets	(3,415)	(3,796)	(10,215)	(11,446)
Amortization of unrealized losses	6,318	4,794	19,095	13,537
Net periodic benefit costs	$ 13,470	$ 10,233	$ 40,611	$ 29,601